PROPERTY AND EQUIPMENT (Tables)	3 Months Ended
Sep. 30, 2024
PROPERTY AND EQUIPMENT
Schedule of property and equipment

Property and
equipment
Net book value - December 31, 2023	$827
Additions	11,000
Depreciation	(1,470)
Net book value - September 30, 2024	$10,357